Leases (Details) - Schedule of future minimum lease payments - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 05, 2022	Dec. 01, 2022
Leases (Details) - Schedule of future minimum lease payments [Line Items]
Lease payments	$ 382
Finance Charges	(17)
Net Present Values	365
Within 1 year [Member]
Leases (Details) - Schedule of future minimum lease payments [Line Items]
Lease payments			$ 139
Finance Charges			(9)
Net Present Values			$ 130
1-2 years [Member]
Leases (Details) - Schedule of future minimum lease payments [Line Items]
Lease payments	139
Finance Charges	(6)
Net Present Values	133
2-5 years [Member]
Leases (Details) - Schedule of future minimum lease payments [Line Items]
Lease payments	104
Finance Charges	(2)
Net Present Values	$ 102
Over 5 years [Member]
Leases (Details) - Schedule of future minimum lease payments [Line Items]
Lease payments
Finance Charges
Net Present Values